Schedule of Investments PIMCO Short-Term Portfolio	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.0%
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc.
0.000% due 09/27/2027 ^(b)		$2,000		$1

Total Corporate Bonds & Notes (Cost $1,030)				1

U.S. GOVERNMENT AGENCIES 69.1%
Federal Home Loan Mortgage Corp.
3.000% due 02/01/2048 - 05/01/2052		2,400		2,129
3.986% due 01/01/2030 •		6		6
4.000% due 08/01/2042 - 12/01/2042		173		167
5.280% due 09/01/2037 •		171		171
5.536% due 03/01/2035 •		5		5
5.590% due 09/01/2030 •		20		20
5.604% due 12/01/2035 •		6		6
5.645% due 04/01/2030 •		3		3
5.725% due 04/01/2034 •		18		18
5.749% due 03/01/2032 •		10		10
5.750% due 04/01/2032 - 04/01/2034 •		5		5
5.761% due 04/01/2036 •		71		72
5.783% due 04/01/2032 •		24		24
5.790% due 03/01/2036 •		1		1
5.835% due 02/01/2035 •		24		25
5.856% due 02/01/2037 •		2		2
5.864% due 01/01/2034 •		44		45
5.870% due 02/01/2036 •		1		1
5.875% due 12/01/2032 •		2		2
5.886% due 05/01/2035 •		14		14
5.935% due 01/01/2036 •		5		5
5.943% due 03/01/2036 •		46		48
5.955% due 12/01/2036 •		10		11
5.975% due 08/01/2033 •		1		1
5.995% due 02/01/2036 •		2		2
6.000% due 05/01/2035		6		6
6.035% due 11/01/2036 •		1		1
6.087% due 03/01/2035 •		8		8
6.118% due 11/01/2033 •		7		7
6.119% due 01/01/2037 •		1		1
6.123% due 12/01/2034 •		1		1
6.125% due 11/01/2033 •		22		23
6.131% due 01/01/2035 •		1		1
6.150% due 07/01/2035 •		1		1
6.155% due 08/01/2035 •		1		1
6.200% due 07/01/2033 •		3		3
6.250% due 09/01/2035 •		6		7
6.284% due 01/01/2030 •		17		17
6.290% due 09/01/2034 •		22		23
6.397% due 07/01/2035 •		4		4
6.415% due 08/01/2035 •		69		71
6.416% due 06/01/2035 •		2		2
6.434% due 01/01/2036 •		1		1
6.481% due 08/01/2035 •		7		7
6.493% due 09/01/2035 •		15		16
6.500% due 09/01/2034 •		2		3
6.522% due 09/01/2035 •		1		1
6.665% due 11/01/2034 •		92		94
6.709% due 07/01/2037 •		39		40
Federal Home Loan Mortgage Corp. REMICS
4.007% due 03/15/2036 •		1		1
4.057% due 02/15/2029 - 03/15/2029 •		7		8
4.107% due 11/15/2032 - 01/15/2033 •		17		16
4.157% due 09/15/2026 - 08/15/2029 •		1		1
4.257% due 08/15/2029 - 03/15/2032 •		9		9
4.307% due 06/15/2029 - 12/15/2031 •		10		10
4.500% due 04/15/2032		58		58
5.500% due 10/15/2032		2		2
7.000% due 07/15/2027		1		1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.022% due 09/25/2031 •		28		28
4.023% due 08/25/2031 •		68		69
4.092% due 06/25/2029 •		33		32
4.142% due 05/25/2043 •		546		524
4.944% due 10/25/2044 - 02/25/2045 •		228		215
5.144% due 07/25/2044 •		751		736

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Federal National Mortgage Association
3.000% due 08/01/2028 - 05/01/2052		351		311
3.500% due 11/01/2044 - 02/01/2050		1,880		1,732
3.986% due 08/01/2032 •		2		2
4.000% due 07/01/2042 - 02/01/2043		138		134
4.060% due 03/01/2030		402		397
4.277% due 05/01/2036 •		8		8
4.312% due 05/01/2036 •		7		7
4.584% due 05/01/2036 •		3		3
4.766% due 08/01/2026		356		355
4.892% due 06/01/2032 •		2		2
4.942% due 11/01/2040 •		1		1
4.967% due 07/01/2042 - 07/01/2044 •		84		85
5.017% due 09/01/2041 •		5		5
5.075% due 10/01/2034 •		26		26
5.250% due 02/01/2034 •		25		25
5.291% due 04/01/2037 •		1		1
5.390% due 11/01/2035 •		10		10
5.413% due 04/01/2033 - 09/01/2033 •		9		9
5.415% due 10/01/2032 •		5		5
5.438% due 05/01/2034 •		2		2
5.445% due 04/01/2034 •		14		14
5.450% due 05/01/2033 •		1		1
5.465% due 03/01/2033 •		18		19
5.467% due 11/01/2035 •		8		8
5.480% due 05/01/2032 •		2		2
5.490% due 11/01/2033 •		24		25
5.500% due 01/01/2033 - 11/01/2036 •		106		107
5.518% due 03/01/2034 •		91		92
5.525% due 05/01/2030 •		7		7
5.532% due 09/01/2033 - 05/01/2035 •		32		32
5.552% due 02/01/2035 •		2		2
5.558% due 09/01/2033 •		11		11
5.620% due 01/01/2035 - 02/01/2035 •		66		67
5.623% due 06/01/2035 •		12		12
5.624% due 02/01/2035 •		7		7
5.625% due 05/01/2032 - 05/01/2033 •		35		36
5.626% due 11/01/2035 •		1		2
5.639% due 01/01/2035 •		1		1
5.650% due 01/01/2034 •		1		1
5.665% due 12/01/2032 •		2		2
5.667% due 04/01/2034 •		3		3
5.675% due 03/01/2035 •		1		1
5.676% due 02/01/2037 •		3		3
5.690% due 04/01/2033 •		3		3
5.710% due 04/01/2035 •		4		4
5.717% due 01/01/2033 - 12/01/2034 •		3		3
5.724% due 09/01/2034 •		12		13
5.727% due 07/01/2035 •		3		3
5.741% due 07/01/2034 •		29		29
5.743% due 01/01/2035 •		3		3
5.746% due 05/01/2036 •		10		11
5.763% due 07/01/2035 •		1		1
5.770% due 07/01/2029 •		1		1
5.779% due 02/01/2035 •		3		3
5.783% due 07/01/2034 •		16		16
5.800% due 01/01/2036 •		27		27
5.829% due 06/01/2037 •		5		5
5.835% due 01/01/2033 - 02/01/2035 •		7		7
5.851% due 02/01/2034 •		20		20
5.880% due 02/01/2034 •		4		4
5.895% due 07/01/2033 •		22		22
5.898% due 01/01/2037 •		1		1
5.908% due 04/01/2040 •		43		44
5.913% due 03/01/2035 •		26		26
5.925% due 04/01/2035 •		1		1
5.937% due 12/01/2034 •		18		18
5.945% due 04/01/2028 •		3		3
5.958% due 03/01/2030 •		7		7
5.960% due 09/01/2035 •		8		8
5.975% due 11/01/2034 •		20		20
5.980% due 12/01/2035 •		126		129
5.997% due 01/01/2035 •		5		5
5.999% due 10/01/2035 •		47		48
6.000% due 11/01/2026 - 02/01/2036 •		50		50
6.017% due 03/01/2033 •		7		7
6.030% due 10/01/2033 •		1		1
6.052% due 07/01/2033 •		1		1
6.066% due 07/01/2037 •		8		9
6.075% due 11/01/2047 •		99		103
6.081% due 12/01/2036 •		1		1
6.093% due 11/01/2032 •		1		1
6.105% due 04/01/2033 •		54		56
6.122% due 12/01/2036 •		22		23

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
6.125% due 09/01/2033 - 10/01/2034 •		25		25
6.129% due 08/01/2033 - 12/01/2035 •		3		2
6.133% due 12/01/2030 •		0		1
6.137% due 01/01/2036 •		1		1
6.188% due 11/01/2031 •		3		3
6.215% due 11/01/2034 •		4		4
6.223% due 07/01/2035 •		7		7
6.225% due 11/01/2034 •		2		2
6.252% due 06/01/2035 •		5		5
6.267% due 09/01/2037 •		112		113
6.270% due 02/01/2034 •		7		7
6.277% due 11/01/2033 •		11		12
6.330% due 06/01/2036 •		5		5
6.345% due 06/01/2034 •		36		37
6.358% due 11/01/2034 •		1		1
6.392% due 11/01/2033 •		20		21
6.432% due 08/01/2035 •		8		8
6.445% due 11/01/2033 •		70		71
6.468% due 11/01/2033 •		10		10
6.505% due 10/01/2033 •		17		17
6.515% due 07/01/2035 •		0		1
6.518% due 09/01/2035 •		46		47
6.664% due 10/01/2035 •		5		5
6.815% due 08/01/2037 •		247		256
7.000% due 10/01/2033 - 03/01/2045		459		484
7.221% due 09/01/2035 •		19		20
Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044		3		3
6.500% due 01/25/2044		97		99
Federal National Mortgage Association REMICS
3.787% due 12/25/2036 •		24		24
3.847% due 03/25/2034 •		4		4
4.042% due 01/25/2034 •		4		4
4.121% due 05/18/2032 •		1		1
4.142% due 06/25/2029 - 12/25/2033 •		9		9
4.166% due 09/17/2027 •		1		1
4.171% due 10/18/2030 •		7		7
4.182% due 05/25/2036 •		4		4
4.192% due 10/25/2030 •		7		7
4.221% due 11/18/2030 •		3		3
4.242% due 08/25/2031 - 01/25/2033 •		5		5
4.292% due 12/25/2030 •		4		4
4.392% due 11/25/2031 •		8		8
4.442% due 04/25/2032 •		4		4
4.742% due 04/25/2032 •		4		4
Federal National Mortgage Association REMICS Trust
4.658% due 12/25/2042 ~		42		41
6.250% due 05/25/2042		9		9
7.500% due 05/25/2042		9		9
Federal National Mortgage Association Trust
4.077% due 09/25/2042 •		67		67
4.092% due 05/25/2042 •		7		7
4.807% due 08/25/2042 ~		5		5
6.000% due 08/25/2044		7		8
7.000% due 02/25/2044		1		1
Government National Mortgage Association
3.500% due 05/20/2052 - 05/20/2056		4,892		4,427
5.000% due 01/20/2027 - 01/20/2030 •		5		6
5.125% due 10/20/2029 - 12/20/2045 •		122		123
5.375% due 09/20/2029 - 09/20/2045 •		178		181
5.625% due 04/20/2033 •		11		11
6.500% due 01/20/2055 - 02/20/2055		142		147
Government National Mortgage Association REMICS
4.361% due 05/20/2069 •		436		436
Government National Mortgage Association, TBA
2.500% due 07/01/2056		600		512
3.000% due 08/01/2056		2,900		2,572
3.500% due 07/01/2056		100		90
4.000% due 08/01/2056		200		186
4.500% due 07/01/2056		13,500		12,969
5.000% due 08/01/2056		2,500		2,462
5.500% due 07/01/2056 - 08/01/2056		500		502
6.000% due 09/01/2056		1,700		1,732
6.500% due 07/01/2056		900		932
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2041 - 07/01/2056		800		678
3.000% due 08/01/2056		7,000		6,101
4.000% due 07/01/2056 - 08/01/2056		12,600		11,776
4.500% due 07/01/2056 - 08/01/2056		1,690		1,618
5.000% due 08/01/2056		13,710		13,457
5.500% due 07/01/2056 - 08/01/2056		35,000		35,076
6.000% due 07/01/2056 - 09/01/2056		21,200		21,586
6.500% due 07/01/2056 - 08/01/2056		17,400		17,994

Total U.S. Government Agencies (Cost $146,722)				146,231

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Bonds
3.125% due 02/15/2043		4,730		3,783
4.000% due 11/15/2042		3,100		2,799
4.000% due 11/15/2052		2,300		1,968

Total U.S. Treasury Obligations (Cost $10,949)				8,550

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.2%
Adjustable Rate Mortgage Trust
4.456% due 03/25/2035 ~		9		9
4.673% due 11/25/2035 ~		62		43
Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053		1,200		1,119
ATLX Trust
3.850% due 04/25/2063 þ		861		836
Banc of America Funding Trust
5.365% due 05/25/2035 ~		2,533		2,451
Banc of America Mortgage Trust
5.040% due 11/25/2033 ~		14		12
5.747% due 09/25/2033 ~		41		39
6.166% due 06/25/2034 ~		9		9
6.247% due 02/25/2034 ~		14		14
6.358% due 01/25/2034 ~		6		6
6.606% due 10/25/2035 ~		6		6
Bank5
4.619% due 02/15/2059		520		515
5.104% due 02/15/2059		520		524
BCAP LLC Trust
6.500% due 02/26/2036 ~		371		150
Bear Stearns ALT-A Trust
4.083% due 02/25/2034 •		85		81
4.103% due 08/25/2036 •		3		3
4.394% due 11/25/2036 ~		212		105
Bear Stearns ARM Trust
3.637% due 07/25/2034 ~		8		8
4.542% due 02/25/2034 ~		99		95
4.786% due 01/25/2035 ~		14		14
4.829% due 02/25/2034 ~		19		17
5.125% due 01/25/2035 ~		13		12
5.698% due 01/25/2034 ~		34		32
6.000% due 04/25/2033 ~		10		10
6.156% due 01/25/2034 ~		112		109
6.237% due 10/25/2033 ~		2		2
Benchmark Mortgage Trust
4.377% due 05/15/2053		778		777
6.228% due 05/15/2056 ~		1,000		1,034
CD Mortgage Trust
3.431% due 08/15/2050		400		394
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		854		754
4.878% due 09/25/2055 •		312		312
Chase Mortgage Finance Trust
4.214% due 12/25/2035 ~		18		16
4.646% due 12/25/2035 ~		16		15
6.310% due 02/25/2037 ~		51		51
CHL Mortgage Pass-Through Trust
4.113% due 08/25/2035 •		60		10
4.669% due 11/25/2034 ~		459		442
5.013% due 06/20/2035 ~		26		25
5.500% due 11/25/2035		65		28
5.878% due 12/25/2033 ~		16		16
6.148% due 02/20/2036 •		15		14
Citigroup Mortgage Loan Trust, Inc.
4.563% due 08/25/2035 •		18		18
5.750% due 09/25/2035 •		16		16
6.040% due 11/25/2035 •		17		17
6.190% due 05/25/2035 •		3		3
6.247% due 03/25/2034 ~		12		12
Countrywide Alternative Loan Trust
3.340% due 08/25/2035 ~		593		568
4.163% due 06/25/2037 •		563		528
4.603% due 10/25/2035 ~		7		5
Credit Suisse First Boston Mortgage Securities Corp.
4.563% due 11/25/2032 ~		1		1
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052		200		192
CSFB Mortgage-Backed Pass-Through Certificates
4.945% due 01/25/2034 ~		62		60
5.624% due 07/25/2033 ~		170		166
6.077% due 10/25/2033 ~		6		6

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
CSMC Trust
3.904% due 04/25/2062 ~		798		760
First Horizon Alternative Mortgage Securities Trust
4.882% due 08/25/2034 ~		27		27
5.024% due 07/25/2035 ~		58		28
First Horizon Mortgage Pass-Through Trust
4.033% due 02/25/2035 •		20		19
4.612% due 02/25/2035 •		44		42
GMACM Mortgage Loan Trust
3.707% due 11/19/2035 ~		19		17
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034		2,100		1,658
GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		1,652		1,557
GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ		2,053		2,003
4.899% due 05/25/2056 þ		717		710
GSR Mortgage Loan Trust
3.785% due 08/25/2034 ~		9		9
4.027% due 05/25/2035 ~		30		22
4.075% due 06/25/2034 ~		3		3
4.113% due 01/25/2034 •		12		12
4.601% due 06/25/2034 ~		9		9
4.837% due 09/25/2035 ~		1,129		1,085
5.270% due 03/25/2033 •		1		1
6.000% due 03/25/2032		2		2
6.285% due 09/25/2034 ~		756		766
HarborView Mortgage Loan Trust
4.134% due 02/19/2046 •		255		240
4.194% due 05/19/2035 •		15		15
Impac CMB Trust
4.403% due 08/25/2035 •		305		294
IndyMac ARM Trust
5.653% due 01/25/2032 ~		1		1
IndyMac INDX Mortgage Loan Trust
4.143% due 09/25/2046 •		187		177
4.543% due 05/25/2034 •		13		12
JP Morgan Alternative Loan Trust
5.500% due 11/25/2036 ~		17		12
JP Morgan Chase Commercial Mortgage Securities Trust
5.089% due 12/15/2036 •		500		230
JP Morgan Mortgage Trust
4.828% due 04/25/2066 ~		912		915
4.834% due 07/25/2035 ~		75		72
5.175% due 11/25/2035 ~		52		42
5.231% due 10/25/2035 ~		102		96
5.326% due 11/25/2033 ~		2		2
5.809% due 07/25/2035 ~		55		54
6.308% due 11/25/2033 ~		2		2
Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ		1,639		1,643
MASTR Adjustable Rate Mortgages Trust
3.481% due 02/25/2034 ~		118		108
4.338% due 01/25/2034 ~		3		3
4.543% due 08/25/2034 ~		153		150
4.666% due 12/25/2033 ~		9		9
5.370% due 11/21/2034 ~		15		15
5.555% due 01/25/2036 ~		10		10
6.189% due 07/25/2034 ~		51		50
6.500% due 09/25/2033 ~		73		73
Merrill Lynch Mortgage Investors Trust
3.185% due 02/25/2034 ~		17		15
4.383% due 08/25/2028 •		61		56
4.423% due 06/25/2028 •		13		12
4.641% due 04/25/2035 ~		96		88
4.867% due 03/25/2028 •		11		10
5.109% due 02/25/2035 ~		28		27
6.060% due 09/25/2033 ~		3		3
MFA Trust
1.014% due 01/26/2065 ~		225		217
1.324% due 01/26/2065 ~		81		78
1.632% due 01/26/2065 ~		81		78
2.479% due 03/25/2065 ~		66		65
4.250% due 02/25/2066 ~		799		760
Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~		246		240
Morgan Stanley Capital I Trust
2.509% due 04/05/2042 ~		1,800		1,602
Morgan Stanley Mortgage Loan Trust
4.083% due 01/25/2035 •		321		308
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 01/25/2064 þ		977		945
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,324		1,280
2.750% due 11/25/2059 ~		1,763		1,692
3.500% due 10/25/2059 ~		55		51

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
NLT Trust
3.200% due 10/25/2062 ~		741		679
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.321% due 10/25/2035 ~		9		8
OBX Trust
1.072% due 02/25/2066 ~		1,949		1,732
Pretium Mortgage Credit Partners LLC
4.000% due 03/25/2065 þ		833		806
4.150% due 01/25/2070 þ		1,010		976
Prime Mortgage Trust
4.163% due 02/25/2034 •		6		6
6.000% due 02/25/2034		2		2
PRPM LLC
4.000% due 06/25/2053 þ		1,159		1,149
4.000% due 07/25/2054 þ		561		552
4.000% due 08/25/2054 þ		536		527
5.250% due 06/25/2056 þ		1,100		1,096
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031		272		118
RFMSI Trust
5.941% due 02/25/2036 ~		51		43
6.500% due 03/25/2032		2		3
Sequoia Mortgage Trust
4.485% due 07/20/2034 ~		8		7
4.514% due 04/20/2033 •		5		5
4.523% due 03/20/2035 •		29		27
4.554% due 10/20/2027 •		5		4
4.669% due 04/25/2056 ~		981		957
Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~		64		62
1.439% due 11/25/2055 ~		32		31
1.486% due 04/25/2065 ~		42		41
1.593% due 11/25/2055 ~		32		31
Structured Adjustable Rate Mortgage Loan Trust
4.003% due 03/25/2035 •		33		28
4.063% due 09/25/2034 •		59		56
4.705% due 09/25/2034 ~		1		1
Structured Asset Mortgage Investments II Trust
4.434% due 05/19/2035 •		51		49
4.454% due 02/19/2035 •		909		875
Structured Asset Mortgage Investments Trust
4.434% due 11/19/2033 •		7		7
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.278% due 09/25/2033 ~		13		12
5.231% due 11/25/2033 ~		5		5
6.032% due 06/25/2033 ~		103		102
6.119% due 03/25/2033 ~		31		30
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~		117		115
3.750% due 03/25/2058 ~		724		702
4.097% due 01/25/2066 ~		928		914
4.612% due 10/25/2064 ~		1,252		1,251
4.763% due 05/25/2058 •		1,997		2,033
4.763% due 10/25/2059 •		63		63
Verus Securitization Trust
4.832% due 10/25/2067 ~		1,955		1,931
5.799% due 07/25/2069 þ		548		550
WaMu Mortgage Pass-Through Certificates Trust
4.303% due 12/25/2045 •		856		798
4.343% due 10/25/2045 •		705		687
4.343% due 12/25/2045 •		546		546
4.408% due 10/25/2035 ~		262		242
4.465% due 09/25/2035 ~		115		110
4.563% due 01/25/2045 •		330		323
4.744% due 08/25/2046 •		18		17
4.792% due 08/25/2046 •		939		828
4.944% due 11/25/2042 •		32		31
5.120% due 08/25/2033 ~		127		122
5.144% due 08/25/2042 •		2		2
5.244% due 09/25/2046 •		2,152		2,051
5.638% due 10/25/2033 ~		44		42
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.762% due 06/25/2033 ~		3		3
5.975% due 11/25/2030 ~		3		3
5.975% due 02/25/2033 ~		1		1
7.000% due 03/25/2034		10		11
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		600		559
4.023% due 03/15/2052		300		294
5.218% due 10/15/2042 •		897		899
5.268% due 07/15/2037 •		900		902
Wells Fargo Mortgage-Backed Securities Trust
6.247% due 08/25/2035 ~		2		2
Worldwide Plaza Trust
3.526% due 11/10/2036		1,000		825

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
WSTN Trust
6.518% due 07/05/2037 ~		500		504

Total Non-Agency Mortgage-Backed Securities (Cost $61,605)				59,571

ASSET-BACKED SECURITIES 41.2%
AUTOMOBILE SEQUENTIAL 13.6%
ARI Fleet Lease Trust
3.960% due 11/15/2034		100		100
Bank of America Auto Trust
5.390% due 07/16/2029		1,000		1,004
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028		277		277
CarMax Auto Owner Trust
4.420% due 08/15/2028		494		495
CarMax Select Receivables Trust
3.911% due 03/15/2027		125		125
4.030% due 12/17/2029		525		524
4.120% due 03/15/2030		500		498
5.400% due 11/15/2028		80		80
Carvana Auto Receivables Trust
4.070% due 02/12/2029		539		539
4.100% due 06/11/2029		1,040		1,038
Citizens Auto Receivables Trust
5.780% due 10/15/2030		1,040		1,047
Drive Auto Receivables Trust
4.140% due 09/15/2032		100		100
4.290% due 10/16/2028		67		67
4.870% due 08/15/2028		13		12
Enterprise Fleet Financing LLC
3.849% due 02/22/2027		168		168
4.000% due 10/20/2028		500		498
4.500% due 04/20/2028		753		754
Exeter Automobile Receivables Trust
4.530% due 03/15/2028		184		184
FCCU Auto Receivables Trust
3.980% due 10/15/2029		503		501
FHF Issuer Trust
4.940% due 11/15/2030		357		356
First Investors Auto Owner Trust
4.310% due 07/16/2029		1,050		1,050
Flagship Credit Auto Trust
4.880% due 11/15/2028		89		89
Ford Credit Auto Owner Trust
4.020% due 01/15/2029		1,040		1,038
4.560% due 12/15/2028		1,100		1,102
GLS Auto Select Receivables Trust
5.590% due 10/15/2029		187		188
Honda Auto Receivables Owner Trust
4.330% due 05/15/2029		680		681
LAD Auto Receivables Trust
3.750% due 05/15/2029		1,050		1,046
4.300% due 07/17/2028		324		325
M&T Bank Auto Receivables Trust
4.630% due 05/15/2028		212		213
Mercedes-Benz Auto Lease Trust
4.570% due 04/17/2028		1,154		1,156
Nissan Auto Lease Trust
3.900% due 05/15/2028		1,050		1,047
Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029		729		730
4.450% due 11/15/2029		1,000		1,001
4.500% due 02/15/2028		796		797
Octane Receivables Trust
4.940% due 05/20/2030		337		338
Porsche Innovative Lease Owner Trust
4.600% due 12/20/2027		253		254
Santander Drive Auto Receivables Trust
4.040% due 03/15/2029		961		960
4.620% due 11/15/2028		217		217
SCCU Auto Receivables Trust
4.570% due 01/15/2031		900		900
5.110% due 06/15/2029		654		656
SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029		1,050		1,047
4.520% due 11/20/2028		292		293
4.550% due 06/20/2030		660		661
Stellantis Financial Underwritten Enhanced Lease Trust
4.310% due 05/22/2028		894		894
4.390% due 03/20/2029 (a)		1,000		1,001
Toyota Auto Receivables Owner Trust
5.430% due 04/17/2028		600		604
Volkswagen Auto Lease Trust
4.060% due 08/21/2028		1,040		1,038

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Westlake Automobile Receivables Trust
3.840% due 01/16/2029		520		519
4.660% due 09/15/2028		464		465
World Omni Select Auto Trust
4.140% due 05/15/2030		74		74

				28,751

CMBS OTHER 3.9%
Acore Issuer LLC
5.089% due 08/20/2043 •		1,800		1,801
BDS LLC
4.921% due 10/17/2042 •		850		850
BRSP Ltd.
5.089% due 08/19/2043 •		1,450		1,453
FS Rialto Issuer LLC
5.089% due 01/19/2044 •		1,300		1,304
GS REFT Issuer Ltd.
5.139% due 10/19/2043 •		1,040		1,043
LRECS LLC
5.139% due 08/19/2043 •		900		900
Starwood LLC
5.089% due 11/19/2042 •		900		902

				8,253

HOME EQUITY OTHER 3.6%
Accredited Mortgage Loan Trust
4.633% due 01/25/2035 •		206		197
Bear Stearns Asset-Backed Securities Trust
4.763% due 11/25/2042 •		38		38
Countrywide Asset-Backed Certificates
4.183% due 08/25/2034 •		951		935
Countrywide Asset-Backed Certificates Trust
4.303% due 12/25/2034 •		2,437		2,392
Credit-Based Asset Servicing & Securitization LLC
6.780% due 05/25/2035 þ		250		228
EquiFirst Mortgage Loan Trust
4.873% due 09/25/2033 •		20		20
Home Equity Asset Trust
4.363% due 11/25/2032 •		8		8
HSI Asset Securitization Corp. Trust
3.863% due 10/25/2036 •		5		2
Long Beach Mortgage Loan Trust
4.323% due 10/25/2034 •		586		574
4.463% due 03/25/2032 •		16		16
4.618% due 07/25/2034 •		771		778
Morgan Stanley Dean Witter Capital I, Inc. Trust
5.113% due 02/25/2033 •		24		27
Nationstar NIM Ltd.
8.000% due 06/25/2037		24		0
NovaStar Mortgage Funding Trust
4.503% due 02/25/2034 •		1,055		1,051
RCKT Mortgage Trust
5.846% due 08/25/2044 þ		105		105
Renaissance Home Equity Loan Trust
4.463% due 08/25/2032 •		10		9
4.863% due 09/25/2037 •		3,055		1,187

				7,567

HOME EQUITY SEQUENTIAL 0.1%
Home Equity Mortgage Loan Asset-Backed Trust
6.372% due 05/25/2033 ~		168		166

WHOLE LOAN COLLATERAL 0.1%
Bear Stearns Asset-Backed Securities Trust
4.769% due 10/25/2036 ~		327		160

OTHER ABS 19.9%
Affirm Master Trust
4.990% due 02/15/2033		800		803
Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		748		730
Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		1,000		951
Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		571		562
ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •		900		901
ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •		800		801
Atlantic Avenue Ltd.
5.053% due 10/15/2038 •		900		903

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Atlas Senior Loan Fund XVII Ltd.
4.735% due 10/20/2034 •		1,000		1,000
Bain Capital Credit CLO Ltd.
4.656% due 04/23/2035 •		850		851
Boyce Park CLO Ltd.
4.672% due 04/21/2035 •		1,050		1,051
Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		1,000		971
College Avenue Student Loans LLC
1.600% due 07/25/2051		426		388
3.280% due 12/28/2048		682		652
4.130% due 12/26/2047		338		330
4.863% due 07/25/2051 •		243		244
4.963% due 12/26/2047 •		246		246
Commonbond Student Loan Trust
1.980% due 08/25/2050		312		281
Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •		470		470
Foundation Finance Trust
4.980% due 02/17/2053 (a)		100		100
GreenSky Home Improvement Issuer Trust
5.880% due 06/25/2059		1		1
Guggenheim CLO Ltd.
4.823% due 01/15/2035 •		850		850
KKR CLO 38 Ltd.
4.823% due 01/15/2038 •		1,000		1,001
LCM 31 Ltd.
4.955% due 07/20/2034 •		1,000		1,001
LCM 36 Ltd.
4.743% due 01/15/2034 •		1,000		1,000
LCM 39 Ltd.
4.713% due 10/15/2034 •		1,050		1,051
Lendmark Funding Trust
5.530% due 06/21/2032		1,000		1,005
Madison Park Funding XLIX Ltd.
4.725% due 10/19/2034 •		450		450
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •		1,700		1,700
Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •		1,000		1,001
Navesink CLO 6 Ltd.
4.857% due 04/15/2037 •		1,050		1,051
Navient Private Education Loan Trust
4.640% due 11/15/2068 •		53		53
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		306		287
3.010% due 12/15/2059		507		494
3.130% due 02/15/2068		62		61
Nelnet Student Loan Trust
1.420% due 04/20/2062		860		817
4.610% due 02/21/2061		948		932
4.959% due 06/22/2065 •		754		756
Pagaya AI Debt Grantor Trust
5.183% due 06/15/2032		163		163
Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		86		86
Pagaya AI Debt Trust
5.373% due 01/17/2033		517		518
Post CLO Ltd.
4.753% due 10/15/2034 •		900		901
Romark CLO - IV Ltd.
4.819% due 07/10/2034 •		900		901
Sandstone Peak Ltd.
4.843% due 04/15/2038 •		1,050		1,051
Sculptor CLO XXVII Ltd.
4.825% due 04/20/2037 •		1,000		1,000
SLM Private Credit Student Loan Trust
4.196% due 12/15/2039 •		107		105
4.216% due 06/15/2039 •		1,540		1,508
4.256% due 06/15/2039 •		574		567
SMB Private Education Loan Trust
1.290% due 07/15/2053		459		440
1.600% due 09/15/2054		368		348
2.230% due 09/15/2037		125		121
2.840% due 06/15/2037		100		98
3.940% due 02/16/2055		605		583
5.030% due 03/15/2056		994		988
5.043% due 02/16/2055 •		692		693
SoFi Consumer Loan Program Trust
4.800% due 02/27/2034		169		169
4.820% due 06/25/2034		126		126
Sycamore Tree CLO Ltd.
4.825% due 01/20/2037 •		1,050		1,051
TCW CLO AMR Ltd.
4.948% due 08/16/2034 •		200		200

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$	$
Tesla Sustainable Energy Trust
5.080% due 06/21/2050	519		520
Trimaran CAVU Ltd.
4.687% due 10/25/2034 •	1,000		1,000
Upstart Pass-Through Trust
7.900% due 10/20/2028	13		14
VB-S1 Issuer LLC
4.693% due 03/15/2056	1,000		978
Venture 44 CLO Ltd.
4.815% due 10/20/2034 •	1,000		1,001
Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •	468		468
Wind River CLO Ltd.
4.733% due 10/15/2034 •	845		846

			42,190

Total Asset-Backed Securities (Cost $89,241)			87,087

	SHARES
SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (c)	579,838		580

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.2%
ARI Fleet Lease Trust
3.812% due 01/15/2027	$97		96
Westlake Automobile Receivables Trust
3.874% due 01/15/2027	64		64
3.893% due 01/15/2027	237		237

			397

Total Short-Term Instruments (Cost $977)			977

Total Investments in Securities (Cost $310,524)			302,417

	SHARES
INVESTMENTS IN AFFILIATES 16.8%
SHORT-TERM INSTRUMENTS 16.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.8%
PIMCO Short-Term Floating NAV Portfolio III	3,642,787		35,484

Total Short-Term Instruments (Cost $35,474)			35,484

Total Investments in Affiliates (Cost $35,474)			35,484

Total Investments 159.8% (Cost $345,998)			$337,901
Financial Derivative Instruments (d)(e) 0.2%(Cost or Premiums, net $8,582)			486
Other Assets and Liabilities, net (60.0)%			(126,882)

Net Assets 100.0%			$211,505

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (14.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2056	$6,700	$(5,371)	$(5,350)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	2,150	(1,936)	(1,949)
Uniform Mortgage-Backed Security, TBA	6.000	07/01/2056	300	(307)	(307)
Uniform Mortgage-Backed Security, TBA	6.000	08/01/2056	11,000	(11,216)	(11,210)
Uniform Mortgage-Backed Security, TBA	6.500	07/01/2056	11,800	(12,250)	(12,207)

Total Short Sales (14.7)%				$(31,080)	$(31,023)

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.250	07/24/2026	1	$1	$0	$(1)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	1	1	0	0

					$0	$(1)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	2	$2	$0	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	3	3	(1)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	2	2	0	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	3	3	(1)	0
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	2	2	(1)	0
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	2	2	(1)	0
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	6	6	(1)	(1)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	1	1	0	0
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	1	1	0	0
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	2	2	(1)	0
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.250	07/17/2026	2	2	0	(1)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	2	2	0	0
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	111.000	07/17/2026	2	2	0	0
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	2	2	(1)	(1)

					$(7)	$(3)

Total Written Options					$(7)	$(4)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	178	$(19,561)	$(151)	$74	$0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	262	(28,046)	(98)	67	0
CBOT U.S. Long Bond Futures	09/2026	31	(3,519)	(98)	33	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	213	(23,956)	(334)	118	0
Ultra U.S. Treasury Bond Futures	09/2026	72	(8,363)	(276)	91	0

Total Futures Contracts				$(957)	$383	$0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.250%	Semi-Annual	12/15/2026	$200	$10	$(7)	$3	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	11,400	26	(21)	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	10,600	435	(309)	126	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,245	4,058	(1,295)	2,763	34	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,200	(4)	(56)	(60)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	600	(51)	8	(43)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,948	(236)	44	(192)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	11,900	227	(287)	(60)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	600	51	(10)	41	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	(16)	3	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	400	(31)	6	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(473)	4	(469)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(34)	(1)	(35)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(23)	(2)	(25)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(90)	14	(76)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(38)	2	(36)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(4)	(9)	(13)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	(10)	(13)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.567	Annual	11/30/2029	17,700	0	(223)	(223)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.572	Annual	11/30/2029	10,700	0	(132)	(132)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	1,900	139	(3)	136	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	1,400	136	(13)	123	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	6,300	544	(34)	510	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	3,800	287	(15)	272	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	3	(8)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	1	(5)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	1	(2)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	1,800	137	(9)	128	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	1,510	57	(6)	51	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,580	2,915	(252)	2,663	49	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	9,910	(158)	(84)	(242)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,300	(20)	41	21	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,100	(49)	98	49	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	2,600	(41)	82	41	6	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	2,600	(44)	82	38	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	4,700	(83)	150	67	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,300	(61)	106	45	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	5,900	(110)	189	79	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	5,900	(111)	190	79	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	2,600	(49)	83	34	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	(52)	84	32	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	(38)	56	18	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,400	(32)	46	14	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,200	(52)	73	21	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	3,700	(87)	122	35	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	2,800	(66)	92	26	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	1,700	(43)	56	13	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,700	(43)	56	13	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	1,700	(44)	57	13	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,100	(28)	36	8	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	1,700	(44)	56	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	1,700	(45)	57	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	1,700	(46)	57	11	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	706	100	(8)	92	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	160	(3)	4	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	500	(84)	6	(78)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,900	(141)	177	36	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	31,700	913	(1,140)	(227)	0	(85)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	800	106	(3)	103	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	500	(64)	(2)	(66)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	500	(63)	(3)	(66)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	300	(38)	(1)	(39)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	300	(38)	(1)	(39)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	300	(35)	(2)	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	400	(49)	(2)	(51)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	300	(35)	(1)	(36)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(43)	(6)	(49)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	200	21	1	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	300	30	2	32	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(40)	(6)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(41)	(6)	(47)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	(10)	(2)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,780	66	(3)	63	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(156)	(23)	(179)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(75)	(12)	(87)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2032	6,300	0	(73)	(73)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	05/31/2032	5,700	0	(73)	(73)	0	(18)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.678	Annual	05/31/2032	4,700	0	(59)	(59)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.680	Annual	05/31/2032	7,800	0	(98)	(98)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	05/31/2032	7,000	0	(78)	(78)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(475)	(14)	(489)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(276)	(29)	(305)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	260	3	6	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(17)	(15)	(32)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(16)	(15)	(31)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(10)	(23)	(33)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	10	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	550	(8)	13	5	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	2	(8)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	1	(8)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	300	3	(12)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	15,338	(55)	217	162	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	700	18	1	19	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	305	(7)	(11)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,860	27	(83)	(56)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	2,430	86	(121)	(35)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	110	4	(6)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	22,100	1,106	125	1,231	101	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	120	2	1	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	3,100	(1,133)	(288)	(1,421)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(32)	(10)	(42)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(31)	(10)	(41)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	13,600	3,898	1,426	5,324	108	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	100	(5)	(13)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	400	6	58	64	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	10,200	(1,390)	(235)	(1,625)	0	(101)

Total Swap Agreements						$8,700	$(1,309)	$7,391	$544	$(478)

Cash of $3,555 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004%	07/08/2026	100	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	100	0	(1)

Total Written Options							$(1)	$(1)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$16	$0	$0	$0	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,664	(62)	68	6	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	38	(2)	2	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2	0	0	0	0
MYI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3	0	0	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,886	(38)	40	2	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,399	11	(4)	7	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,200	(19)	46	27	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	5	0	0	0	0

Total Swap Agreements						$(110)	$152	$42	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$0	$1	$0	$1
U.S. Government Agencies	0	146,231	0	146,231
U.S. Treasury Obligations	0	8,550	0	8,550
Non-Agency Mortgage-Backed Securities	0	59,571	0	59,571
Asset-Backed Securities
Automobile Sequential	0	28,751	0	28,751
CMBS Other	0	8,253	0	8,253
Home Equity Other	0	7,567	0	7,567
Home Equity Sequential	0	166	0	166
Whole Loan Collateral	0	160	0	160
Other ABS	100	42,090	0	42,190
Short-Term Instruments
Mutual Funds	580	0	0	580
Short-Term Notes	0	397	0	397

	$680	$301,737	$0	$302,417
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$35,484	$0	$0	$35,484

Total Investments	$36,164	$301,737	$0	$337,901

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(31,023)	$0	$(31,023)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	927	0	927
Over the counter	0	42	0	42

	$0	$969	$0	$969
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(482)	0	(482)
Over the counter	0	(1)	0	(1)

	$0	$(483)	$0	$(483)

Total Financial Derivative Instruments	$0	$486	$0	$486

Totals	$36,164	$271,200	$0	$307,364

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate